S000051718 [Member] Investment Objectives and Goals - Putnam Sustainable Retirement 2060 Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summaryPutnam Retirement Advantage Plus 2060 Fund(formerly, Putnam Sustainable Retirement 2060 Fund)
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.